Equity (Details) - $ / shares	Mar. 14, 2025	Mar. 14, 2024	Dec. 31, 2024	Mar. 18, 2024	Dec. 31, 2023
Equity [Line Items]
Shares authorized		50,000	50,000
Ordinary shares issued			20,788,886	20,888,886
Ordinary Shares outstanding				20,888,886
Par value (in Dollars per share)			$ 4	$ 0.00001
Reduce Number Of Shares		4,650,000,000
Ordinary shares [member]
Equity [Line Items]
Ordinary shares issued			1
Ordinary Shares outstanding			1
Ordinary shares [member] | British Virgin Islands [Member]
Equity [Line Items]
Ordinary shares issued			50,000
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares issued	250,000,000				0
Par value (in Dollars per share)	$ 0.00001
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares issued	100,000,000			20,788,886	100,000
Par value (in Dollars per share)	$ 0.00001		$ 0.00001
Sub-divided [Member]
Equity [Line Items]
Shares authorized		50,000
Sub-divided		5,000,000,000
Par value (in Dollars per share)		$ 0.00001
Re-Designated [Member]
Equity [Line Items]
Par value (in Dollars per share)	$ 0.00001	$ 0.00001
Reduce Number Of Shares	350,000,000